Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes
24.	Income Taxes

The income tax (expense) benefit for the years ended December 31, 2023, 2022 and 2021, was comprised of:

	2023		2022		2021
Income taxes, current (1)	Ps.	(1,981,365)	Ps.	(2,384,491)	Ps.	(1,356,052)
Income taxes, deferred		(696,880)		3,611,953		(317,002)
	Ps.	(2,678,245)	Ps.	1,227,462	Ps.	(1,673,054)

(1)	The current income tax of Mexican companies payable in Mexico represented 96%, 90% and 96% of total current income taxes in 2023, 2022 and 2021, respectively.

The Mexican corporate income tax rate was 30% in 2023, 2022 and 2021.

2014 Tax Reform

As a result of a 2014 Mexican Tax Reform (the “2014 Tax Reform”), which included the elimination of the tax consolidation regime allowed for Mexican controlling companies, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31 2022, in connection with the 2014 Tax Reform, was as follows:

	2022
Tax losses of subsidiaries, net	Ps.	183,256
Less: Current portion (a)		183,256
Non-current portion (b)	Ps.	—

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2022.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2022.

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2023	2022	2021
Statutory income tax rate	(30)	(30)	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	15	15	20
Taxes from prior years	33	2	—
Tax loss carryforwards	3	(6)	4
2014 Tax Reform	—	1	—
Foreign operations	10	7	(1)
Disposition of investments	—	—	(3)
Share of loss in associates and joint ventures, net	20	13	6
Reversal of impairment loss in investment in shares of TelevisaUnivision	—	(2)	(8)
Discontinued operations	—	(10)	—
Recovery of asset tax from prior years	(7)	—	—
Effective income tax rate	44	(10)	48

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2023 and 2022. The years of expiration of tax loss carryforwards as of December 31, 2023, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2024	Ps.	148,035
2025		3,436,175
2026		331,580
2027		525,216
2028		1,929,730
Thereafter		10,829,813
	Ps.	17,200,549

As of December 31, 2023, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.6,258,224 and will expire between 2024 and 2033.

During 2023, 2022 and 2021, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.1,656,195, Ps.11,944,218 and Ps.2,618,821, respectively.

In addition, the Group has capital tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.15,593,785. As of December 31, 2023, tax loss carryforwards derived from this disposal for which deferred tax assets were recognized amounted to Ps.15,593,785 and will expire in 2025.

As of December 31, 2023, tax loss carryforwards of subsidiaries in South America, the United States and Europe amounted to Ps.1,846,848, of which Ps.1,311,207 have no expiration date, and the remaining will expire between 2024 and 2037.

The deferred income taxes as of December 31, 2023 and 2022, were principally derived from the following temporary differences and tax loss carryforwards:

	2023		2022
Assets:
Accrued liabilities	Ps.	3,115,699	Ps.	4,312,485
Allowance for expected credit losses		606,257		607,773
Customer advances		1,583,352		2,335,751
Property, plant and equipment, net		4,643,270		3,923,889
Financial expenses pending tax deduction		1,112,726		1,040,210
Tax loss carryforwards:
Operating		4,014,487		4,552,116
Capital (1)		5,823,813		5,564,452

Liabilities:
Investments		(722,530)		(700,285)
Prepaid expenses and other items		(476,430)		(1,589,317)
Derivative financial instruments		(44,618)		(130,879)
Intangible assets and transmission rights		(2,842,087)		(2,642,515)
Deferred income tax assets of Mexican companies		16,813,939		17,273,680
Deferred income tax assets of certain foreign subsidiaries		335,651		246,813
Deferred income tax assets, net	Ps.	17,149,590	Ps.	17,520,493

(1)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,678,136 and Ps.4,469,799, as of December 31, 2023 and 2022, respectively.

The deferred tax assets are from tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations, and synergies among companies in the Group, will generate taxable income in subsequent periods.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2023		2022
At January 1	Ps.	17,520,493	Ps.	30,962,539
Statement of income (charge) credit		(696,880)		3,611,953
Other comprehensive income (“OCI”) credit		270,973		145,406
Retained earnings credit		55,004		—
Discontinued operations		—		(9,410,332)
Disposed operations		—		(7,789,073)
At December 31	Ps.	17,149,590	Ps.	17,520,493

The roll-forward of deferred income tax assets and liabilities for the year 2023, was as follows:

			Credit
			(Charge) to
			Consolidated		Credit
			Statement of		(Charge)
			Income		to OCI and
	At January 1,		(Continuing		Retained		At December 31,
	2023		Operations)		Earnings		2023
Assets:
Accrued liabilities	Ps.	4,312,485	Ps.	(1,196,786)	Ps.	—	Ps.	3,115,699
Allowance for expected credit losses		607,773		(1,516)		—		606,257
Customer advances		2,335,751		(752,399)		—		1,583,352
Property, plant and equipment, net		3,923,889		719,381		—		4,643,270
Financial expenses pending tax deduction		1,040,210		72,516		—		1,112,726
Tax loss carryforwards		10,116,568		(278,268)		—		9,838,300
Deferred income tax assets of foreign subsidiaries		246,813		88,838		—		335,651

Liabilities:
Investments		(700,285)		(287,142)		264,897		(722,530)
Prepaid expenses and other items		(1,589,317)		1,138,068		(25,181)		(476,430)
Derivative financial instruments		(130,879)		—		86,261		(44,618)
Intangible assets and transmission rights		(2,642,515)		(199,572)		—		(2,842,087)
Deferred income tax assets, net	Ps.	17,520,493	Ps.	(696,880)	Ps.	325,977	Ps.	17,149,590

The roll-forward of deferred income tax assets and liabilities for the year 2022, was as follows:

			Credit
			(Charge) to		(Charge) to
			Consolidated		Consolidated		Credit
			Statement of		Statement of		(Charge)
			Income		Income		to OCI and		Disposed
	At January 1,		(Continuing		(Discontinued		Retained		Operations		At December 31,
	2022		Operations)		Operations)		Earnings		(see Note 3)		2022
Assets:
Accrued liabilities	Ps.	7,123,452	Ps.	(2,810,967)	Ps.	—	Ps.	—	Ps.	—	Ps.	4,312,485
Allowance for expected credit losses		946,559		(338,786)		—		—		—		607,773
Customer advances		1,854,424		1,283,170		(801,843)		—		—		2,335,751
Derivative financial instruments		615		(615)		—		—		—		—
Property, plant and equipment, net		3,704,746		219,143		—		—		—		3,923,889
Prepaid expenses and other items		2,572,342		1,094,494		(1,569,159)		(47,436)		(2,050,241)		—
Financial expenses pending tax deduction		1,941,726		(901,516)		—		—		—		1,040,210
Tax loss carryforwards		11,401,851		1,349,105		(2,634,388)		—		—		10,116,568
Deferred income tax assets of foreign subsidiaries		218,983		27,830		—		—		—		246,813
Tax Credit		5,738,832		—		—		—		(5,738,832)		—

Liabilities:
Investments		(1,733,507)		969,922		(248,284)		311,584		—		(700,285)
Prepaid expenses and other items		—		(1,589,317)		—		—		—		(1,589,317)
Derivative financial instruments		—		(12,137)		—		(118,742)		—		(130,879)
Intangible assets and transmission rights		(2,807,484)		4,321,627		(4,156,658)		—		—		(2,642,515)
Deferred income tax assets, net	Ps.	30,962,539	Ps.	3,611,953	Ps.	(9,410,332)	Ps.	145,406	Ps.	(7,789,073)	Ps.	17,520,493

The tax (charge) credit relating to components of other comprehensive income (loss), is as follows:

	2023
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	83,935	Ps.	(25,181)	Ps.	58,754
Exchange differences on translating foreign operations		(758,835)		(1,975,708)		(2,734,543)
Derivative financial instruments cash flow hedges		(287,536)		86,261		(201,275)
Open-Ended Fund		(741)		222		(519)
Other equity instruments		(698,903)		209,671		(489,232)
Share of income of associates and joint ventures		4,278,531		—		4,278,531
Other comprehensive income	Ps.	2,616,451	Ps.	(1,704,735)	Ps.	911,716
Current tax			Ps.	(1,975,708)
Deferred tax				270,973
			Ps.	(1,704,735)

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income of associates and joint ventures		245,714		—		245,714
Other comprehensive income	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

The Group does not recognize deferred income tax liabilities related to its investments in certain associates and joint ventures, as either (i) the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future or (ii) no temporary difference arises due to the application of Mexican income tax law. As of December 31, 2023 and 2022, the unrecognized deferred tax liabilities in connection with the Group’s investment in PDS amounted to an aggregate of Ps.46,647 and Ps.43,628, respectively.

In December 2021, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code as part of the Economic Plan for 2022. These amendments do not propose the addition of new taxes or increases to the existing ones. With respect to the Income Tax Law, a new simplified regime applicable to individuals and corporations was added. This new regime applies under certain conditions and is based on cash flow received and paid. With respect to the Value Added Tax Law, a few modifications were included such as the concept of non-subject activities. Most of the reforms were made to the Federal Tax Code, the most relevant of which are: (i) several cases where the Certificate of Digital Signature can be canceled or restricted to the taxpayer were included, this certificate is used to issue invoices; (ii) the definition of resident was modified; (iii) new requirements were added or modified regarding the procedure to perform a split or a merger to ensure that any splits or mergers are done for a business reason; and (iv) new information has to be added in invoices and the time for canceling them was limited for certain period.

The Economic Plan for 2023 and for 2024 did not include any changes to the Mexican Income Tax Law, the Mexican Value Added Tax Law or the Mexican Federal Tax Code. In the Federal Income Law for 2023 and for 2024 approved by the Mexican Congress, the withholding income tax rate applicable to the payments of interest made by Mexican financial entities was increased from 0.08% to 0.15% for 2023 and from 0.15% to 0.50% for 2024.

Developments in International Taxation

In 2021, the OECD (i) announced the Inclusive Framework on Base Erosion and Profit Shifting which agreed to a two-pillar solution to address tax challenges arising from digitalization of the economy; and (ii) released Pillar Two Model Rules defining the global minimum tax, which calls for the taxation of large corporations at a minimum rate of 15%. The OECD continues to release additional guidance on the two-pillar framework with widespread implementation anticipated by 2024.

The Mexican government has not issued yet a legislation introducing a 15% global minimum corporate income tax rate to be in line with the OECD Pillar Two Model. Accordingly, it is not possible to accurately quantify the impact for the Group of this OECD taxation framework at this stage. However, it is not expected that this taxation framework will have a material impact on the Group tax expense as the jurisdictions in which the Group operates are either not material for the purposes of this taxation framework or pay effective rates of tax over 15%. The Group has applied the mandatory exception to the requirements in IAS 12 Income Taxes that an entity does not recognize and does not disclose information about deferred tax assets and liabilities related to the OECD Pillar Two Model income taxes (see Note 2(z)).

2021 and 2022 Labor Reforms

In April 2021, the Mexican Congress approved modifications to various laws in connection with outsourcing structures, including the Income Tax law, VAT Law, and the Labor Law (the “2021 Labor Reform”). Outsourcing is defined as a Mexican entity contracting with a related or unrelated legal entity/individual for services and the employees of the service provider are at the disposition and benefit of the service recipient. The most significant modifications to outsourcing included in the 2021 Labor Reform are the following:

●	The 2021 Labor Reform, generally, prohibits outsourcing activities. An exception was created to allow for the rendering of specialized services or the execution of special projects that are not within the business purpose stated in the formation documents or are no part of the primary economic activity of the service recipient (“Specialized Services”) so long as the service provided is duly registered. Entities that provide Specialized Services must comply with a registration procedure with the Mexican Ministry of Labor. The registry is public.
●	The employee profit sharing obligation is capped at an amount per employee. The maximum profit sharing payable per employee is the higher of a three-months’ salary and the average profit sharing received over the last three years.
●	Significant penalties apply to entities that do not comply with the outsourcing limitations, including potential characterization as tax fraud. Payments for outsourcing is not deductible for income tax purposes unless they qualify as Specialized Services and comply with all relevant formalities. Payments that are not deductible for the Income Tax law are also not creditable for purposes of the VAT Law. The tax law changes became effective on September 1, 2021.

During 2021, the Group’s management analyzed the effects of these changes on its Mexican operations, made the changes prescribed by the 2021 Labor Reform, including the transfer of employees among companies in the Group, and established controls to comply with the modifications to the various laws.

In December 2022, the final phase to amend Articles 76 and 78 of the Federal Labor Law was approved, under which employees will be entitled to more mandatory and paid vacation days. The amendment became effective on January 1, 2023. The amendment established that workers who have completed one year of service will enjoy an annual and continuous paid vacation period of at least twelve working days, and that it will increase by two working days, up to twenty, for each additional year of service. As of the sixth year, the vacation period will increase by two days for every five additional years of service.